SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Impact of New Standards in the Statement of Financial Position
The following table shows the impact in the Statement of Financial Position as January 1, 2018:

	Balances as of 31/12/2017	IFRS 15 impact	Balances as of 01/01/2018
Current liabilities
Advances from customers	216,820	(216,820)	-
Contract liabilities	-	216,820	216,820
Total	216,820	-	216,820

Non current liabilities
Advances from customers	1,535,140	(1,535,140)	-
Contract liabilities	-	1,535,140	1,535,140
Total	1,535,140	-	1,535,140

Comparison of Measurement Criteria Used for Financial Assets
The table below shows a comparison of the measurement criteria used for financial assets according to IAS 39, in contrast to the criteria used since the adoption of IFRS 9:

Financial instrument	Classification under IAS 39	Classification under IFRS 9

Cash and banks	Loans and other receivables	Amortized cost
Mutual funds	Fair value through profit or loss	Fair value through profit or loss
Bank accounts	Loans and other receivables	Amortized cost
Government bonds (BONAR 2020)	Fair value through profit or loss	Fair value through profit or loss
Private bonds	Fair value through profit or loss	Fair value through profit or loss
Government bonds (LETES)	Held to maturity	Amortized cost
Government bonds (Central Bank Notes)	Held to maturity	Amortized cost
VRD bonds	Loans and other receivables	Amortized cost
Trade receivables	Loans and other receivables	Amortized cost
Other receivables	Loans and other receivables	Amortized cost

Subsidiary Control
Detailed data reflecting subsidiary control as of December 31, 2018 and 2017 is as follows:

	% of shareholding
Company	and votes	Country	Closing date	Main activity

TGU	99.98	Argentina	December 31	Telecommunication Services

CTG (1)	100.00	Argentina	December 31	Electricity related services

(1) 100% of the shares of this company were acquired on August 8, 2017. At present, it is in the process of being transformed into S.A.U.

Associates
In the table below, associates are disclosed, together with the percentage of shareholding and voting as of December 31, 2018 and 2017:

	% of Shareholding
Company	and voting	Country	Main activity	Closing date

TGU	49.00	Uruguay	Pipeline maintenance	December 31
EGS (“in liquidation”)	49.00	Argentina	Pipeline exploitation and construction	December 31
Link	49.00	Argentina	Pipeline exploitation and construction	December 31

Effect of New Standards Adopted
The effects of adopting IAS 29 on equity at the transition date and as of December 31, 2017 and 2018 and the results for the year 2016 and 2017 are as follows:

	Balances as of 01/01/2016	Balances as of 12/31/2016	Balances as of 12/31/2017
Total equity according to financial statements approved on 04/13/2018	1,695,434	2,526,378	5,319,640
Increase due to adjustment of common stock	17,321,734	17,321,734	17,321,734
(Decrease) / increase in accumulated retained earnings	(368,161)	(319,709)	2,638,215
Total equity after the application of IAS 29	18,649,007	19,528,403	25,279,589

		2016	2017
Total comprehensive income for the year ended December 31, 2016 and 2017 according to financial statements approved on 04/13/2018		930,678	2,793,266
Gain on net monetary position		1,038,647	465,975
Restatement of income / (expense) items including income tax		(863,030)	2,491,952
Total comprehensive income after the application of IAS 29		1,106,295	5,751,193

Earnings Per Share
Earnings per share as of December 31, 2018, 2017 and 2016 were calculated as follows:

	2018	2017	2016
Net income attributable to owners of the Company	11,415,836	5,751,193	1,106,295
Average number of outstanding shares	788,405,563	794,495,283	794,495,283
Basic and diluted earnings per share	14.48	7.24	1.39